CAPITAL STOCK	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
CAPITAL STOCK

8.       CAPITAL STOCK

Authorized

The Company’s authorized common stock consists of 675,000,000 shares of common stock with a par value of $0.001 per share. On August 10, 2010, the Company increased the number of authorized share capital from 75,000,000 shares of common stock to 675,000,000 shares of common stock with the same par value of $0.001 per share.

Issued and outstanding

On June 2, 2010, and effective August 10, 2010, the directors of the Company approved a forward split of the common stock of the Company on a basis of 30 new common shares for 1 old common share. As a result of the forward stock split, 208,800,000 additional shares were issued. Capital and additional paid-in capital have been adjusted accordingly. When adjusted retroactively, there was an $119,501 shortage of additional paid-in capital; thus an adjustment to accumulated deficit of $104,000 was recorded on May 20, 2010 (the date of issuance of 120,000,000 shares) and $15,501 to the beginning balance. The interim financial statements contained herein reflect the appropriate values for capital stock and accumulated deficit. Unless otherwise noted, all references in the accompanying interim financial statements to the number of common shares and per share amounts have been retroactively restated to reflect the forward stock split.

The total issued and outstanding capital stock is 149,078,000 common shares with a par value of $0.001 per common share. The Company’s common stock issuances to date are as follows:

o        On August 23, 2011, the Company issued 75,000,000 shares of its restricted common stock in exchange for intangible assets and intellectual property. On December 21, 2011 a total of 30,000,000 common shares were returned to treasury and cancelled (Notes 7 and 11).

o        During October and November 2011, 23,000 shares of the Company’s common stock were issued for cash proceeds of $23,000.

o        On January 5, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,936 (CAD $5,000).

o        On January 6, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,921 (CAD $5,000).

o        On January 15, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,884 (CAD $5,000).

o        On January 24, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,943 (CAD $5,000).

o        On April 20, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $5,041 (CAD $5,000).

o        On July 11, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,902 (CAD $5,000).

o        On August 31, 2012, the Company issued 5,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a director of the Company for consulting services rendered (Notes 6 and 11). As a result, the Company recorded stock compensation expense of $5,000 when the stock was issued.

o        On September 28, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $5,086 (CAD $5,000).

o        On October 15, 2012, 20,000 shares of the Company’s common stock were issued for cash proceeds of $20,402 (CAD $20,000).

o        On November 28, 2012, the Company issued 3,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a third party for technical services rendered. As a result, the Company recorded stock compensation expense of $3,000 when the stock was issued (Note 11).